Leases - Schedule of Details of Rent Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease expense - Minimum rentals:
Operating lease expense - minimum rentals	$ (195,185)	$ (188,060)	$ (169,125)
Variable lease expense - Contingent rentals based on sales:
Variable lease expense - contingent rentals based on sales	(61,793)	(62,464)	(47,132)
Total lease expense	(256,978)	(250,524)	(216,257)
General and administrative expenses
Operating lease expense - Minimum rentals:
Operating lease expense - minimum rentals	(8,824)	(8,472)	(6,746)
Company-operated restaurants | Occupancy and other operating expenses
Operating lease expense - Minimum rentals:
Operating lease expense - minimum rentals	(139,265)	(131,613)	(117,723)
Variable lease expense - Contingent rentals based on sales:
Variable lease expense - contingent rentals based on sales	(44,676)	(46,861)	(36,322)
Franchised restaurants | Franchised restaurants - occupancy expenses
Operating lease expense - Minimum rentals:
Operating lease expense - minimum rentals	(47,096)	(47,975)	(44,656)
Variable lease expense - Contingent rentals based on sales:
Variable lease expense - contingent rentals based on sales	$ (17,117)	$ (15,603)	$ (10,810)